Prepaid expenses and other current assets (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Prepaid insurance	$ 1,770	$ 861
Third party - prepaid vessel operating expenses	460	565
Prepaid port agent advances	279	604
Other prepaid expenses	1,376	1,410
Current prepayments and other current assets	10,283	9,230
Other related parties
Disclosure of transactions between related parties [line items]
Prepaid expenses and other current assets - related parties	6,398	5,790
Prepaid vessel operating expenses - SSM | Other related parties
Disclosure of transactions between related parties [line items]
Prepaid expenses and other current assets - related parties	6,235	5,375
Prepaid expenses - related party port agents | Other related parties
Disclosure of transactions between related parties [line items]
Prepaid expenses and other current assets - related parties	129	385
Prepaid expenses - SCM | Other related parties
Disclosure of transactions between related parties [line items]
Prepaid expenses and other current assets - related parties	25	26
Scorpio MR Pool Limited | Other related parties
Disclosure of transactions between related parties [line items]
Prepaid expenses and other current assets - related parties	9	0
Prepaid expenses - SSH | Other related parties
Disclosure of transactions between related parties [line items]
Prepaid expenses and other current assets - related parties	$ 0	$ 4